Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total Credit Exposure [Member]
Concentration Risk [Line Items]
Credit exposure, Sub-total	$ 6,881,253	$ 6,558,344
Credit exposure, General allowance	(10,187)	(21,843)
Credit exposure, Total	6,871,066	6,536,501
Total Credit Exposure [Member] | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	145,675	113,920
Total Credit Exposure [Member] | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,504,531	2,566,280
Total Credit Exposure [Member] | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	759,437	386,322
Total Credit Exposure [Member] | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	970,745	967,440
Total Credit Exposure [Member] | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	313,203	334,457
Total Credit Exposure [Member] | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	14,271	12,852
Total Credit Exposure [Member] | Jersey
Concentration Risk [Line Items]
Credit exposure, Sub-total	9,532	0
Total Credit Exposure [Member] | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,082	7,951
Total Credit Exposure [Member] | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	8,750	25,440
Total Credit Exposure [Member] | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	90,000	120,000
Total Credit Exposure [Member] | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	6,637	5,743
Total Credit Exposure [Member] | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	15,901	19,103
Total Credit Exposure [Member] | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,623,857	1,443,385
Total Credit Exposure [Member] | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	411,248	544,703
Total Credit Exposure [Member] | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	6,384	10,748
Total credit exposure
Concentration Risk [Line Items]
Credit exposure, Sub-total	4,747,693	4,594,453
Credit exposure, General allowance	(10,187)	(21,843)
Credit exposure, Total	4,737,506	4,572,610
Total credit exposure | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,026,528	849,410
Total credit exposure | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	498,789	455,143
Total credit exposure | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	104,857	239,759
Total credit exposure | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,429,785	2,388,847
Total credit exposure | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	121,091	69,099
Total credit exposure | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	396,633	441,820
Total credit exposure | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	164,177	144,881
Total credit exposure | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,833	5,494
Cash due from banks, resell agreements and short-term investments
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,133,560	1,963,891
Credit exposure, General allowance	0	0
Credit exposure, Total	2,133,560	1,963,891
Cash due from banks, resell agreements and short-term investments | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	145,675	113,920
Cash due from banks, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	36,827	14,512
Cash due from banks, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	759,437	386,322
Cash due from banks, resell agreements and short-term investments | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	18,138	67,942
Cash due from banks, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	6	3
Cash due from banks, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	14,271	12,852
Cash due from banks, resell agreements and short-term investments | Jersey
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Cash due from banks, resell agreements and short-term investments | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,082	7,951
Cash due from banks, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	8,750	25,440
Cash due from banks, resell agreements and short-term investments | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Cash due from banks, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	6,637	5,743
Cash due from banks, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,534	1,652
Cash due from banks, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	725,634	775,853
Cash due from banks, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	411,248	544,703
Cash due from banks, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	4,321	6,998
Loans
Concentration Risk [Line Items]
Credit exposure, Sub-total	4,054,076	3,798,705
Credit exposure, General allowance	(10,187)	(21,843)
Credit exposure, Total	4,043,889	3,776,862
Loans | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,133,859	2,132,918
Loans | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	730,418	669,767
Loans | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	290,578	292,806
Loans | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Jersey
Concentration Risk [Line Items]
Credit exposure, Sub-total	9,083	0
Loans | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	90,000	120,000
Loans | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	14,367	17,451
Loans | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	783,708	562,013
Loans | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Loans | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,063	3,750
Loans | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	611,404	459,132
Loans | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	316,349	261,560
Loans | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	104,857	153,952
Loans | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	2,339,854	2,274,632
Loans | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	120,088	59,532
Loans | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	395,086	439,595
Loans | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	160,680	144,808
Loans | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	5,758	5,494
Off-balance sheet
Concentration Risk [Line Items]
Credit exposure, Sub-total	693,617	795,748
Credit exposure, General allowance	0	0
Credit exposure, Total	693,617	795,748
Off-balance sheet | Australia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Credit exposure, Sub-total	333,845	418,850
Off-balance sheet | Canada
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Cayman
Concentration Risk [Line Items]
Credit exposure, Sub-total	222,189	229,731
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Credit exposure, Sub-total	22,619	41,648
Off-balance sheet | Japan
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Jersey
Concentration Risk [Line Items]
Credit exposure, Sub-total	449	0
Off-balance sheet | New Zealand
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Norway
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Saint Lucia
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Credit exposure, Sub-total	114,515	105,519
Off-balance sheet | United States
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	0
Off-balance sheet | Banks and financial services
Concentration Risk [Line Items]
Credit exposure, Sub-total	415,124	390,278
Off-balance sheet | Commercial and merchandising
Concentration Risk [Line Items]
Credit exposure, Sub-total	182,440	193,583
Off-balance sheet | Governments
Concentration Risk [Line Items]
Credit exposure, Sub-total	0	85,807
Off-balance sheet | Individuals
Concentration Risk [Line Items]
Credit exposure, Sub-total	89,931	114,215
Off-balance sheet | Primary industry and manufacturing
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,003	9,567
Off-balance sheet | Real estate
Concentration Risk [Line Items]
Credit exposure, Sub-total	1,547	2,225
Off-balance sheet | Hospitality industry
Concentration Risk [Line Items]
Credit exposure, Sub-total	3,497	73
Off-balance sheet | Transport and communication
Concentration Risk [Line Items]
Credit exposure, Sub-total	$ 75	$ 0